ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Assets Liabilities Results of Variable Interest Entities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 6,018,043	$ 860,569	¥ 2,648,764		¥ 2,255,287
Restricted cash	99,194	14,185	81,337
Accounts receivable, net of allowance for credit losses of RMB43,103 and RMB82,698 (US$11,826) as of December 31, 2024 and 2025, respectively	1,740,472	248,884	1,468,663
Allowanace for doubtful debt on accounts receivable current	99,422	14,217	57,612	$ 8,238	24,743	¥ 47,962
Prepayments and other assets	2,592,314	370,695	2,233,074
Amounts due from subsidiaries (other than WFOE)	573,396	81,995	318,526
Total current assets	11,023,419	1,576,328	6,840,786
Non-current assets:
Property and equipment, net	10,094,870	1,443,547	4,630,052
Intangible assets, net	532,769	76,185	694,880
Prepayments and other assets	139,836	19,996	449,983
Goodwill	4,605,724	658,610	4,605,724
Equity method investment	18,432	2,635	17,197		¥ 13,759
Operating lease right-of-use assets	98,405	14,072	137,047
Total non-current assets	15,705,770	2,245,895	10,751,868
Total assets	26,729,189	3,822,223	17,592,654
Current liabilities:
Accounts payable	2,014,453	288,063	1,877,004
Short-term borrowings	3,348,279	478,798	2,225,765
Amounts due to	721,932	103,235	1,584,199
Current operating lease liabilities	¥ 40,941	$ 5,854	¥ 61,258
Other Liability, Current, Related Party [Extensible Enumeration]	Related parties	Related parties	Related parties	Related parties
Total current liabilities	¥ 9,421,344	$ 1,347,234	¥ 9,159,435
Non-current liabilities:
Long-term borrowings	3,023,538	432,360	1,660,584
Non-current operating lease liabilities	51,139	7,313	65,755
Total non-current liabilities	7,994,811	1,143,244	2,927,899
Total liabilities	17,416,155	2,490,478	12,087,334
Related parties
Current liabilities:
Short-term borrowings	265,666	37,990	1,509,522
Non-current liabilities:
Long-term borrowings	294,127	42,060	309,612
Other liabilities	2,212,325	316,358	309,612
Non-related parties
Non-current liabilities:
Other liabilities	2,645,895	378,359	790,271
Variable interest entities
Current assets:
Cash and cash equivalents	1,369,890	195,892	1,167,677
Restricted cash	49,106	7,022	45,500
Accounts receivable, net of allowance for credit losses of RMB43,103 and RMB82,698 (US$11,826) as of December 31, 2024 and 2025, respectively	1,305,535	186,689	1,044,659
Allowanace for doubtful debt on accounts receivable current	82,698	11,826	43,103
Prepayments and other assets	1,709,831	244,503	1,320,306
Total current assets	7,227,317	1,033,494	7,202,605
Non-current assets:
Property and equipment, net	9,949,308	1,422,732	4,534,518
Intangible assets, net	64,929	9,285	74,107
Prepayments and other assets	139,486	19,946	448,922
Goodwill	48,815	6,980	48,815
Equity method investment	166,114	23,754	166,114
Operating lease right-of-use assets	66,221	9,469	94,952
Total non-current assets	10,434,873	1,492,166	5,367,428
Total assets	17,662,190	2,525,660	12,570,033
Current liabilities:
Accounts payable	1,817,085	259,840	1,710,737
Accrued expenses and other current liabilities	1,986,957	284,131	1,490,594
Short-term borrowings	3,307,636	472,986	2,166,265
Amounts due to	691,860	98,935	1,504,654
Current operating lease liabilities	¥ 19,945	$ 2,852	¥ 40,329
Other Liability, Current, Related Party [Extensible Enumeration]	Related parties	Related parties	Related parties	Related parties
Total current liabilities	¥ 10,992,473	$ 1,571,904	¥ 10,864,244
Non-current liabilities:
Long-term borrowings	3,023,538	432,360	1,660,584
Non-current operating lease liabilities	44,602	6,378	49,352
Total non-current liabilities	17,635,741	2,521,877	12,008,282
Total liabilities	28,628,214	4,093,781	22,872,526
Variable interest entities | Related parties
Non-current liabilities:
Other liabilities	2,212,325	316,358	309,612
Variable interest entities | Related parties
Current assets:
Amounts due from subsidiaries (other than WFOE)	441,954	63,199	266,392
Current liabilities:
Amounts due to	691,860	98,935	1,504,654
Non-current liabilities:
Other liabilities	2,212,325	316,358	309,612
Variable interest entities | Subsidiaries of the Group
Current assets:
Amounts due from subsidiaries (other than WFOE)	2,351,001	336,189	3,358,071
Current liabilities:
Amounts due to	3,168,990	453,160	3,951,665
Non-current liabilities:
Other liabilities	9,784,789	1,399,206	9,267,652
Variable interest entities | Non-related parties
Non-current liabilities:
Other liabilities	¥ 2,570,487	$ 367,575	¥ 721,082